UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: March 31, 2002
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Senior Vice President
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  May 6, 2002

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total: $153,023

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1234    23455 SH       SOLE                     4000             19455
AMERICREDIT                    COM              03060R101     5115   134650 SH       SOLE                    76000             58650
ANADARKO PETROLEUM CORP        COM              032511107     3925    69542 SH       SOLE                    44000             25542
ARDEN RLTY GROUP INC COM       COM              039793104     1071    37700 SH       SOLE                     7000             30700
AUTOMATIC DATA PROCESSING INC  COM              053015103     2610    44800 SH       SOLE                    40000              4800
AVERY DENNISON CORP            COM              053611109     5212    85400 SH       SOLE                    48000             37400
BRISTOL MYERS SQUIBB CO        COM              110122108      575    14198 SH       SOLE                                      14198
CELGENE                        COM              151020104     3938   159100 SH       SOLE                    87000             72100
CITIGROUP INC                  COM              172967101     4397    88799 SH       SOLE                    60000             28799
COMPUTER ASSOCIATES            COM              204912109     3034   138624 SH       SOLE                    87000             51624
CONVERGYS CORP                 COM              212485106     1224    41400 SH       SOLE                                      41400
COPART INC COM                 COM              217204106     3632   202475 SH       SOLE                    98000            104475
CVS CORP                       COM              126650100     4612   134350 SH       SOLE                    86000             48350
DARDEN RESTAURANTS INC         COM              237194105      777    19150 SH       SOLE                     4000             15150
DEVON ENERGY CORP COM          COM              25179M103     1088    22550 SH       SOLE                     3000             19550
DOLLAR GEN CORP COM            COM              256669102     5479   336575 SH       SOLE                   187500            149075
DORAL FINL CORP COM            COM              25811P100      586    17275 SH       SOLE                                      17275
DUKE ENERGY CORPORATION        COM              264399106      293     7743 SH       SOLE                                       7743
ELI LILLY & CO                 COM              532457108     4221    55400 SH       SOLE                    30000             25400
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      357    15800 SH       SOLE                                      15800
FANNIE MAE                     COM              313586109     7261    90900 SH       SOLE                    53500             37400
FLEET BOSTON CORP              COM              339030108     2695    77000 SH       SOLE                    60000             17000
GATX CORP COM                  COM              361448103      541    17025 SH       SOLE                     4000             13025
GENERAL ELECTRIC CO            COM              369604103     5735   153140 SH       SOLE                    81000             72140
HIBERNIA CORP CL A             COM              428656102      786    41150 SH       SOLE                                      41150
HOME DEPOT                     COM              437076102     5775   118800 SH       SOLE                    64500             54300
IBM CORP                       COM              459200101     3830    36824 SH       SOLE                    21000             15824
IMPATH, INC                    COM              45255G101     4180   101850 SH       SOLE                    54000             47850
LOWES COS INC COM              COM              548661107     1174    27000 SH       SOLE                                      27000
MEDTRONIC                      COM              585055106     5233   115750 SH       SOLE                    69000             46750
MELLON FINANCIAL CORP COM      COM              58551A108     1065    27600 SH       SOLE                                      27600
MERCK & CO INC                 COM              589331107      230     4000 SH       SOLE                     2000              2000
MICROSOFT CORP                 COM              594918104     4634    76833 SH       SOLE                    42500             34333
MOBILE MINI INC COM            COM              60740F105      695    21600 SH       SOLE                     4000             17600
PAYCHEX INC                    COM              704326107     9652   243128 SH       SOLE                   109000            134128
PROVIDENT BANKSHARES COM       COM              743859100      304    12646 SH       SOLE                                      12646
SBC COMMUNICATIONS INC         COM              78387G103      595    15900 SH       SOLE                                      15900
SHURGARD STORAGE CTRS COM      COM              82567D104      851    25100 SH       SOLE                     6000             19100
SUNGARD DATA SYSTEMS           COM              867363103    11444   347100 SH       SOLE                   205000            142100
SWIFT ENERGY CO                COM              870738101     3658   185678 SH       SOLE                   106000             79678
TEXTRON INC COM                COM              883203101     3753    73450 SH       SOLE                    54000             19450
TIFFANY & CO                   COM              886547108     4099   115300 SH       SOLE                    86000             29300
UNISYS CORP COM                COM              909214108     4812   380961 SH       SOLE                   210010            170951
VERIZON COMMUNICATIONS COM     COM              92343V104     1221    26492 SH       SOLE                     3050             23442
WAL-MART STORES INC            COM              931142103     3869    63120 SH       SOLE                    45000             18120
WASHINGTON MUTUAL INC COMMON   COM              939322103     6172   186300 SH       SOLE                   116000             70300
WILSON GREATBATCH TECHNOLOGIES COM              972232102      576    22400 SH       SOLE                                      22400
WYETH                          COM              983024100     4799    73100 SH       SOLE                    53000             20100
SOLV-EX CORP NEW WTS           WT               834382111        0    26261 SH       SOLE                    21730              4531